Liabilities (Details 1) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Less:
Foreign currency translation adjustment	$ 0	$ 0	$ 4
Deferred Royalty Liability
Disclosure of net defined benefit liability (asset) [line items]
Balance, December 31,	165	171
Add:
Interest	29	30
Less:
Advance royalty payment	(35)	(35)
Foreign currency translation adjustment	(1)	(1)
Balance, December 31,	$ 158	$ 165	$ 171